Financial Instruments Owned And Financial Instruments Sold, But Not Yet Purchased (Tables)	12 Months Ended
Dec. 31, 2017
Trading Securities Balance Sheet Reported Amounts [Abstract]
Components Of Trading Securities Owned And Trading Securities Sold, But Not Yet Purchased

The components of financial instruments owned and financial instruments sold, but not yet purchased, at December 31, 2017 and 2016, are as follows (in thousands):

	December 31,
	2017	2016
Financial instruments owned:
U.S. government securities	$13,466	$9,951
U.S. government agency securities	147,223	89,833
Mortgage-backed securities:
Agency	329,691	305,774
Non-agency	75,154	28,402
Corporate securities:
Fixed income securities	329,179	269,561
Equity securities	46,802	32,044
Sovereign debt	32,470	30,385
State and municipal securities	169,699	159,095
	$1,143,684	$925,045
Financial instruments sold, but not yet purchased:
U.S. government securities	$442,402	$362,536
U.S. government agency securities	10,348	20,549
Mortgage-backed securities:
Agency	86,612	94,552
Non-agency	—	1
Corporate securities:
Fixed income securities	180,755	175,301
Equity securities	38,510	18,395
Sovereign debt	20,236	27,667
State and municipal securities	—	31
	$778,863	$699,032